Capital assets - Additional Information (Details) - CAD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Capital assets
Discount rate applied to cash flow projections	11.50%	11.50%	11.50%	9.00%	9.50%	9.00%
Impairment	$ 35,400	$ 53,100	$ 1,200,000	$ 34,600	$ 1,682,344	$ 46,056
Income tax recovery	$ 12,400	$ 16,600	$ 400,000	$ 11,500